Note 17 - Commitments (Details Textual)	12 Months Ended
Dec. 31, 2021 USD ($)
Refundable Deposit - Foundry Capacity	$ 790,000
Minimum [Member]
Long-term Purchase Commitment, Period (Year)	1 year
Maximum [Member]
Long-term Purchase Commitment, Period (Year)	3 years